ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	6) ACCOUNTS PAYABLE

($ thousands)	December 31, 2020	December 31, 2019
Accrued payables	$107,254	$105,928
Accounts payable – trade	144,568	185,612
Total accounts payable	$251,822	$291,540